ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These consolidated financial statements include the accounts of TC Energy and its subsidiaries. The Company consolidates variable interest entities (VIEs) for which it is considered to be the primary beneficiary as well as voting interest entities in which it has a controlling financial interest. To the extent there are interests owned by other parties, these interests are included in non-controlling interests, although certain non-controlling interests with redemption features are presented in mezzanine equity. TC Energy uses the equity method of accounting for joint ventures in which the Company is able to exercise joint control and for investments in which the Company is able to exercise significant influence. TC Energy records its proportionate share of undivided interests in certain assets. Certain prior year amounts have been reclassified to conform to current year presentation.

Use of Estimates and Judgments
Use of Estimates and Judgments
In preparing these consolidated financial statements, TC Energy is required to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. The Company uses the most current information available and exercises careful judgment in making these estimates and assumptions.
Certain estimates and judgments have a material impact where the assumptions underlying these accounting estimates relate to matters that are highly uncertain at the time the estimate or judgment is made or are subjective. These estimates and judgments include, but are not limited to:
•recoverability of plant, property and equipment (Notes 7 and 30) and development costs (Notes 13 and 30)
•fair value of reporting units that contain goodwill (Notes 12 and 27) and
•fair value of assets and liabilities acquired in a business combination (Note 27).
Some of the estimates and judgments the Company has to make have a material impact on the consolidated financial statements, but do not involve significant subjectivity or uncertainty. These estimates and judgments include, but are not limited to:
•depreciation rates of plant, property and equipment (Note 7)
•determining whether a contract contains a lease (Note 8)
•fair value of equity investments (Note 9)
•carrying value of regulatory assets and liabilities (Note 11)
•carrying value of asset retirement obligations (Note 16)
•provisions for income taxes, including valuation allowances and releases (Note 17)
•assumptions used to measure retirement and other post-retirement benefit obligations (Note 24)
•fair value of financial instruments (Note 25) and
•provisions for commitments, contingencies and guarantees (Note 28).
Actual results could differ from these estimates.

Regulation
Regulation
Certain Canadian, U.S. and Mexico natural gas pipeline and storage assets are regulated with respect to construction, operations and the determination of tolls. In Canada, regulated natural gas pipelines and liquids pipelines are subject to the authority of the Canada Energy Regulator (CER), formerly the National Energy Board (NEB), the Alberta Energy Regulator or the B.C. Oil and Gas Commission. In the U.S., regulated natural gas pipelines, liquids pipelines and regulated natural gas storage assets are subject to the authority of the Federal Energy Regulatory Commission (FERC). In Mexico, regulated natural gas pipelines are subject to the authority of the Energy Regulatory Commission (CRE). Rate-regulated accounting (RRA) standards may impact the timing of the recognition of certain revenues and expenses in TC Energy's rate-regulated businesses which may differ from that otherwise recognized in non-rate-regulated businesses to reflect the economic impact of the regulators' decisions regarding revenues and tolls. Regulatory assets represent costs that are expected to be recovered in customer rates in future periods and regulatory liabilities represent amounts that are expected to be returned to customers through future rate-setting processes. An operation qualifies for the use of RRA when it meets three criteria:
•a regulator must establish or approve the rates for the regulated services or activities
•the regulated rates must be designed to recover the cost of providing the services or products, and
•it is reasonable to assume that rates set at levels to recover the cost can be charged to (and collected from) customers because of the demand for services or products and the level of direct or indirect competition.
TC Energy's businesses that apply RRA currently include Canadian, U.S. and Mexico natural gas pipelines, and regulated U.S. natural gas storage. RRA is not applicable to the Company's liquids pipelines as the regulators' decisions regarding operations and tolls on those systems generally do not have an impact on timing of recognition of revenues and expenses.
Revenue Recognition
Revenue Recognition
The total consideration for services and products to which the Company expects to be entitled can include fixed and variable amounts. The Company has variable revenue that is subject to factors outside the Company's influence, such as market prices, actions of third parties and weather conditions. The Company considers this variable revenue to be "constrained" as it cannot be reliably estimated and, therefore, recognizes variable revenue when the service is provided.
Revenues from contracts with customers are recognized net of any commodity taxes collected from customers which are subsequently remitted to governmental authorities. The Company's contracts with customers include natural gas and liquids pipelines capacity arrangements and transportation contracts, power generation contracts, natural gas storage and other contracts.
Canadian Natural Gas Pipelines
Capacity Arrangements and Transportation
Revenues from the Company's Canadian natural gas pipelines are generated from contractual arrangements for committed capacity and from the transportation of natural gas. Revenues earned from firm contracted capacity arrangements are recognized ratably over the term of the contract regardless of the amount of natural gas that is transported. Transportation revenues for interruptible or volumetric-based services are recognized when the service is performed.
Revenues from the Company's Canadian natural gas pipelines under federal jurisdiction are subject to regulatory decisions by the CER. The tolls charged on these pipelines are based on revenue requirements designed to recover the costs of providing natural gas capacity for transportation services, which includes a return of and on capital, as approved by the CER. The Company's Canadian natural gas pipelines are generally not subject to earnings volatility related to variances in revenues and costs. These variances, except as related to incentive arrangements, are generally subject to deferral treatment and are recovered or refunded in future tolls. Revenues recognized prior to a CER decision on rates for that period reflect the CER's last approved return on equity (ROE) assumptions. Adjustments to revenues are recorded when the CER decision is received. Canadian natural gas pipelines' revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it transports for customers.
Other
The Company is contracted to provide pipeline construction services to a partially-owned entity for a development fee. The development fee is considered variable consideration due to refund provisions in the contract. The Company recognizes its estimate of the most likely amount of the variable consideration to which it will be entitled. The development fee is recognized over time as the services are provided based on the input method using an estimate of activity level.
U.S. Natural Gas Pipelines
Capacity Arrangements and Transportation
Revenues from the Company's U.S. natural gas pipelines are generated from contractual arrangements for committed capacity and from the transportation of natural gas. Revenues earned from firm contracted capacity arrangements are generally recognized ratably over the term of the contract regardless of the amount of natural gas that is transported. Transportation revenues for interruptible or volumetric-based services are recognized when the service is performed.
The Company's U.S. natural gas pipelines are subject to FERC regulations and, as a result, a portion of revenues collected may be subject to refund if invoiced during an interim period when a rate proceeding is ongoing. Allowances for these potential refunds are recognized using management's best estimate based on the facts and circumstances of the proceeding. Any allowances that are recognized during the proceeding process are refunded or retained at the time a regulatory decision becomes final. U.S. natural gas pipelines' revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it transports for customers.
Natural Gas Storage and Other
Revenues from the Company's regulated U.S. natural gas storage services are generated mainly from firm committed capacity storage contracts. The performance obligation in these contracts is the reservation of a specified amount of capacity for storage including specifications with regards to the amount of natural gas that can be injected or withdrawn on a daily basis. Revenues are recognized ratably over the contract period for firm committed capacity regardless of the amount of natural gas that is stored, and when gas is injected or withdrawn for interruptible or volumetric-based services. Natural gas storage services revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it stores for customers.
The Company owns mineral rights associated with certain natural gas storage facilities. These mineral rights can be leased or contributed to producers of natural gas in return for a royalty interest which is recognized when natural gas and associated liquids are produced.
During 2019, TC Energy sold certain Columbia Midstream assets that were part of the acquisition of Columbia Pipeline Group, Inc.(Columbia) in 2016. Prior to the sale, revenues from the Company's midstream natural gas services, including gathering, treating, conditioning, processing, compression and liquids handling services, were generated from contractual arrangements and were recognized ratably over the term of the contract. Midstream natural gas service revenues were invoiced and received on a monthly basis. The Company did not take ownership of the natural gas for which it provided midstream services. Refer to Note 27, Acquisitions and dispositions, for additional information regarding the sale of the Columbia Midstream assets.
Net revenues earned from the sale of proprietary natural gas are recognized in the month of delivery.
Mexico Natural Gas Pipelines
Capacity Arrangements and Transportation
Revenues from the Company's Mexico natural gas pipelines are primarily collected based on CRE-approved negotiated firm capacity contracts and are generally recognized ratably over the term of the contract. Transportation revenues related to interruptible or volumetric-based services are recognized when the service is performed. Mexico natural gas pipelines' revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it transports for customers.
Other
The Company is contracted to provide operating services to a partially-owned entity for a fee which is recognized over time as services are provided. The Company's construction services to this entity have been performed and the related development fee has been recognized. Net revenues earned from the sale of proprietary natural gas are recognized in the month of delivery.
Liquids Pipelines
Capacity Arrangements and Transportation
Revenues from the Company's liquids pipelines are generated mainly from providing customers with firm capacity arrangements to transport crude oil. The performance obligation in these contracts is the reservation of a specified amount of capacity together with the transportation of crude oil on a monthly basis. Revenues earned from these arrangements are recognized ratably over the term of the contract regardless of the amount of crude oil that is transported. Revenues for interruptible or volumetric-based services are recognized when the service is performed. Liquids pipelines' revenues are invoiced and received on a monthly basis. The Company does not take ownership of the crude oil that it transports for customers.
Other
Net revenues earned from the sale of proprietary crude oil are recognized in the month of delivery.
Power and Storage
Power Generation
Revenues from the Company's Power and Storage business are primarily derived from long-term contractual commitments to provide power capacity to meet the demands of the market, and from the sale of electricity to both centralized markets and to customers. Power generation revenues also include revenues from the sale of steam to customers. Revenues and capacity payments are recognized as the services are provided and as electricity and steam is delivered. Power generation revenues are invoiced and received on a monthly basis.
Natural Gas Storage and Other
Non-regulated natural gas storage contracts include park, loan and term storage arrangements. Revenues are recognized as the services are provided. Term storage revenues are invoiced and received on a monthly basis. Revenues earned from the sale of proprietary natural gas are recognized in the month of delivery. Revenues from ancillary services are recognized as the service is provided. The Company does not take ownership of the natural gas that it stores for customers.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company's Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less and are recorded at cost, which approximates fair value.

Inventories
Inventories
Inventories primarily consist of materials and supplies including spare parts and fuel, proprietary crude oil in transit and proprietary natural gas inventory in storage. Inventories are carried at the lower of cost and net realizable value.

Assets Held for Sale
Assets Held for Sale
The Company classifies assets as held for sale when management approves and commits to a formal plan to actively market a disposal group and expects the sale to close within the next 12 months. Upon classifying an asset as held for sale, the asset is recorded at the lower of its carrying amount or its estimated fair value, net of selling costs, and any losses are recognized in net income. Gains related to the expected sale of these assets are not recognized until the transaction closes. Once an asset is classified as held for sale, depreciation expense is no longer recorded.

Plant, Property and Equipment and Capital Projects in Development
Plant, Property and Equipment
Natural Gas Pipelines
Plant, property and equipment for natural gas pipelines is carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Pipeline and compression equipment are depreciated at annual rates ranging from 0.6 per cent to seven per cent, and metering and other plant equipment are depreciated at various rates reflecting their estimated useful lives. The cost of major overhauls of equipment is capitalized and depreciated over the estimated service lives of the overhauls. The cost of regulated natural gas pipelines includes an allowance for funds used during construction (AFUDC) consisting of a debt component and an equity component based on the rate of return on rate base approved by regulators. AFUDC is reflected as an increase in the cost of the assets in Plant, property and equipment with a corresponding credit recognized in Allowance for funds used during construction in the Consolidated statement of income. The equity component of AFUDC is a non-cash expenditure. Interest is capitalized during construction of non-regulated natural gas pipelines.
Natural gas pipelines' linepack and natural gas storage base gas are valued at cost and are maintained to ensure adequate pressure exists to transport natural gas through pipelines and deliver natural gas held in storage. Linepack and base gas are not depreciated.
When rate-regulated natural gas pipelines retire plant, property and equipment from service, the original book cost is removed from the gross plant amount and recorded as a reduction to accumulated depreciation with no amount recorded to net income. Costs incurred to remove plant, property and equipment from service, net of any salvage proceeds, are also recorded in accumulated depreciation.
Other
The Company participates as a working interest partner in the development of certain Marcellus and Utica acreage. The working interest allows the Company to invest in drilling activities in addition to receiving a royalty interest in well production. The Company uses the successful efforts method of accounting for natural gas and crude oil resulting from its portion of drilling activities. Capitalized well costs are depleted based on the units of production method.
Prior to its sale in 2019, plant, property and equipment for Columbia Midstream was carried at cost. Depreciation was calculated on a straight-line basis once the assets were ready for their intended use. Gathering and processing facilities were depreciated at annual rates ranging from 1.7 per cent to 2.5 per cent, and other plant and equipment were depreciated at various rates reflecting their estimated useful lives. When these assets were retired from plant, property and equipment, the original book cost and related accumulated depreciation were derecognized and any gain or loss was recorded in net income. Refer to Note 27, Acquisitions and dispositions, for additional information.
Liquids Pipelines
Plant, property and equipment for liquids pipelines is carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Pipeline and pumping equipment are depreciated at annual rates ranging from two per cent to 2.5 per cent, and other plant and equipment are depreciated at various rates reflecting their estimated useful lives. The cost of these assets includes interest capitalized during construction. When liquids pipelines retire plant, property and equipment from service, the original book cost and related accumulated depreciation are derecognized and any gain or loss is recorded in net income.
Power and Storage
Plant, property and equipment for Power and Storage assets are recorded at cost and, once the assets are ready for their intended use, depreciated by major component on a straight-line basis over their estimated service lives at average annual rates ranging from two per cent to 20 per cent. Other equipment is depreciated at various rates reflecting their estimated useful lives. The cost of major overhauls of equipment is capitalized and depreciated over the estimated service lives of the overhauls. Interest is capitalized on facilities under construction. When these assets are retired from plant, property and equipment, the original book cost and related accumulated depreciation are derecognized and any gain or loss is recorded in net income.
Natural gas storage base gas, which is valued at original cost, represents gas volumes that are maintained to ensure adequate reservoir pressure exists to deliver gas held in storage. Base gas is not depreciated.
Corporate
Corporate plant, property and equipment is recorded at cost and depreciated on a straight-line basis over its estimated useful life at average annual rates ranging from four per cent to 20 per cent.
Capital Projects in Development
The Company capitalizes project costs once advancement of the project to a construction stage is probable or costs are otherwise likely to be recoverable. The Company also capitalizes interest costs for non-regulated projects in development and AFUDC for regulated projects in development. Capital projects in development are included in Other long-term assets on the Consolidated balance sheet. These represent larger projects that generally require regulatory or other approvals before physical construction can begin. Once approvals are received, projects are moved to plant, property and equipment under construction.

Leases, Lessee Accounting Policy
Leases
On January 1, 2019, the Company adopted the FASB's new lease guidance using optional transition relief. Results reported for 2020 and 2019 reflect the application of the new guidance while the 2018 comparative results were prepared and reported under previous lease guidance.
Lessee Accounting Policy
The Company determines if an arrangement is a lease at inception of the contract. Operating leases are recognized as right-of-use (ROU) assets and included in Plant, property, and equipment while corresponding liabilities are included in Accounts payable and other and Other long-term liabilities on the Consolidated balance sheet.
Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date of the lease agreement. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. As the Company's lease contracts do not provide an implicit interest rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. Operating lease expense is recognized on a straight-line basis over the lease term and included in Plant operating costs and other in the Consolidated statement of income.
The Company applies the practical expedients to not recognize ROU assets or lease liabilities for leases that qualify for the short-term lease recognition exemption and to not separate lease and non-lease components for all leases for which the Company is a lessee.

Leases, Lessor Accounting Policy
Lessor Accounting Policy
The Company is the lessor within certain contracts and these are accounted for as operating leases. The Company recognizes lease payments as income over the lease term on a straight-line basis. Variable lease payments are recognized as income in the period in which they occur.
The Company applies the practical expedient to not separate lease and non-lease components for facility and liquids tank terminals for which the Company is the lessor.
Power Purchase ArrangementsA power purchase arrangement (PPA) is a long-term contract for the purchase or sale of power on a predetermined basis. TC Energy has PPAs for the sale of power that are accounted for as operating leases where TC Energy is the lessor.
Impairment of Long-Lived Assets and Financial Assets
Impairment of Long-Lived Assets
The Company reviews long-lived assets such as plant, property and equipment, equity investments and capital projects in development for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If the total of the estimated undiscounted future cash flows for an asset within plant, property and equipment, or the estimated selling price of any long-lived asset is less than the carrying value of an asset, an impairment loss is recognized for the excess of the carrying value over the estimated fair value of the asset.
Impairment of Financial Assets
The Company reviews financial assets carried at amortized cost for impairment using the lifetime expected loss of the financial asset at initial recognition and throughout the life of the financial asset. TC Energy uses historical credit loss and recovery data, adjusted for management's judgment regarding current economic and credit conditions, along with supportable forecasts to determine any impairment, which is recognized in Plant operating costs and other.

Acquisitions and Goodwill
Acquisitions and Goodwill
The Company accounts for business combinations using the acquisition method of accounting and, accordingly, the assets and liabilities of the acquired entities are primarily measured at their estimated fair values at the date of acquisition. The excess of the fair value of the consideration transferred over the estimated fair value of the net assets acquired is classified as goodwill. Goodwill is not amortized and is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired.
The annual review for goodwill impairment is performed at the reporting unit level which is one level below the Company's operating segments. The Company can initially assess qualitative factors to determine whether events or changes in circumstances indicate that goodwill might be impaired. The factors the Company considers include, but are not limited to, macroeconomic conditions, industry and market considerations, current valuation multiples and discount rates, cost factors, historical and forecasted financial results, and events specific to that reporting unit. If the Company concludes that it is not more likely than not that the fair value of the reporting unit is greater than its carrying value, the Company will then perform a quantitative goodwill impairment test. The Company can elect to proceed directly to the quantitative goodwill impairment test for any of its reporting units. If the quantitative goodwill impairment test is performed, the Company compares the fair value of the reporting unit to its carrying value, including its goodwill. If the carrying value of a reporting unit exceeds its fair value, goodwill impairment is measured at the amount by which the reporting unit’s carrying value exceeds its fair value.
When a portion of a reporting unit that constitutes a business is disposed, goodwill associated with that business is included in the carrying amount of the business in determining the gain or loss on disposal. The amount of goodwill disposed is determined based on the relative fair values of the business to be disposed and the portion of the reporting unit that will be retained. A goodwill impairment test will be completed for both the goodwill disposed and the portion of the goodwill that will be retained.

Loans and Receivables	Loans and Receivables Loans receivable from affiliates and accounts receivable are measured at amortized cost.
Restricted Investments
Restricted Investments
The Company has certain investments that are restricted as to their withdrawal and use. These restricted investments are classified as available for sale and are recorded at fair value on the Consolidated balance sheet.
As a result of the CER’s Land Matters Consultation Initiative (LMCI), TC Energy is required to collect funds to cover estimated future pipeline abandonment costs for larger CER-regulated Canadian pipelines. Funds collected are placed in trusts that hold and invest the funds and are accounted for as restricted investments (LMCI restricted investments). LMCI restricted investments may only be used to fund the abandonment of the CER-regulated pipeline facilities, therefore, a corresponding regulatory liability is recorded on the Consolidated balance sheet. The Company also has other restricted investments that have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary.

Income Taxes
Income Taxes
The Company uses the asset and liability method of accounting for income taxes. This method requires the recognition of deferred income tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates at the balance sheet date that are anticipated to apply to taxable income in the years in which temporary differences are expected to be reversed or settled. Changes to these balances are recognized in net income in the period in which they occur, except for changes in balances related to regulated natural gas pipelines which are deferred until they are refunded or recovered in tolls, as permitted by the regulator. Deferred income tax assets and liabilities are classified as non-current on the Consolidated balance sheet.
Canadian income taxes are not provided on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future.

Asset Retirement Obligations
Asset Retirement Obligations
The Company recognizes the fair value of a liability for asset retirement obligations (ARO) in the period in which it is incurred, when a legal obligation exists and a reasonable estimate of fair value can be made. The fair value is added to the carrying amount of the associated asset and the liability is accreted through charges to Plant operating costs and other in the Consolidated statement of income.
In determining the fair value of ARO, the following assumptions are used:
•the expected retirement date
•the scope and cost of abandonment and reclamation activities that are required, and
•appropriate inflation and discount rates.
The Company's AROs are substantively related to its power generation facilities. The scope and timing of asset retirements related to the Company's natural gas and liquids pipelines and storage facilities are indeterminable because the Company intends to operate them as long as there is supply and demand. As a result, the Company has not recorded an amount for ARO related to these assets.

Environmental Liabilities
Environmental Liabilities
The Company records liabilities on an undiscounted basis for environmental remediation efforts that are likely to occur and where the cost can be reasonably estimated. These estimates, including associated legal costs, are based on available information using existing technology and enacted laws and regulations, and are subject to revision in future periods based on actual costs incurred or new circumstances. Amounts expected to be recovered from other parties, including insurers, are recorded as an asset separate from the associated liability.
Emission allowances or credits purchased for compliance are recorded on the Consolidated balance sheet at historical cost and expensed when they are utilized or cancelled/retired by government agencies. Compliance costs are expensed when incurred. Allowances granted to or internally generated by TC Energy are not attributed a value for accounting purposes. When required, TC Energy accrues emission liabilities on the Consolidated balance sheet using the best estimate of the amount required to settle the compliance obligation. Allowances and credits not used for compliance are sold and any gain or loss is recorded in Revenues.

Stock Options and Other Compensation Programs
Stock Options and Other Compensation Programs
TC Energy's Stock Option Plan permits options for the purchase of common shares to be awarded to certain employees, including officers. Stock options granted are recorded using the fair value method. Under this method, compensation expense is measured at the grant date based on the fair value as calculated using a binomial model and is recognized on a straight-line basis over the vesting period with an offset to Additional paid-in capital. Forfeitures are accounted for when they occur. Upon exercise of stock options, amounts originally recorded against Additional paid-in capital are reclassified to Common shares on the Consolidated balance sheet.
The Company has medium-term incentive plans under which payments are made to eligible employees. The expense related to these incentive plans is accounted for on an accrual basis. Under these plans, benefits vest when certain conditions are met, including the employees' continued employment during a specified period and achievement of specified corporate performance targets.

Employee Post-Retirement Benefits
Employee Post-Retirement Benefits
The Company sponsors defined benefit pension plans (DB Plans), defined contribution plans (DC Plans), savings plans and other post-retirement benefit plans. Contributions made by the Company to the DC Plans and savings plans are expensed in the period in which contributions are made. The cost of the DB Plans and other post-retirement benefits received by employees is actuarially determined using the projected benefit method pro-rated based on service, and management's best estimate of expected plan investment performance, salary escalation, retirement age of employees and expected health care costs.
The DB Plans' assets are measured at fair value at December 31 of each year. The expected return on the DB Plans' assets is determined using market-related values based on a five-year moving average value for all of the DB Plans' assets. Past service costs are amortized over the expected average remaining service life (EARSL) of the employees. Adjustments arising from plan amendments are amortized on a straight-line basis over the EARSL of employees active at the date of amendment. The Company recognizes the overfunded or underfunded status of its DB Plans as an asset or liability, respectively, on its Consolidated balance sheet and recognizes changes in that funded status through Other comprehensive (loss)/ income (OCI) in the year in which the change occurs. The excess of net actuarial gains or losses over 10 per cent of the greater of the benefit obligation and the market-related value of the DB Plans' assets, if any, is amortized out of Accumulated other comprehensive income /(loss) (AOCI) and into net income over the EARSL of the active employees. When the restructuring of a benefit plan gives rise to both a curtailment and a settlement, the curtailment is accounted for prior to the settlement.
For certain regulated operations, post-retirement benefit amounts are recoverable through tolls as benefits are funded. The Company records any unrecognized gains or losses or changes in actuarial assumptions related to these post-retirement benefit plans as either regulatory assets or liabilities. The regulatory assets or liabilities are amortized on a straight-line basis over the EARSL of active employees.

Foreign Currency Transactions and Translation
Foreign Currency Transactions and Translation
Foreign currency transactions are those transactions whose terms are denominated in a currency other than the currency of the primary economic environment in which the Company or reporting subsidiary operates. This is referred to as the functional currency. Transactions denominated in foreign currencies are translated into the functional currency using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Exchange gains and losses resulting from translation of monetary assets and liabilities are recorded in net income except for exchange gains and losses on any foreign currency debt related to Canadian regulated natural gas pipelines, which are deferred until they are refunded or recovered in tolls, as permitted by the CER.
Gains and losses arising from translation of foreign operations' functional currencies to the Company's Canadian dollar reporting currency are reflected in OCI until the operations are sold, at which time the gains and losses are reclassified to net income. Asset and liability accounts are translated at the period-end exchange rates while revenues, expenses, gains and losses are translated at the exchange rates in effect at the time of the transaction. The Company's U.S. dollar-denominated debt and certain derivative hedging instruments have been designated as a hedge of the net investment in foreign subsidiaries and, as a result, the unrealized foreign exchange gains and losses on the U.S. dollar-denominated debt and derivatives are also reflected in OCI.
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
All derivative instruments are recorded on the Consolidated balance sheet at fair value, unless they qualify for and are designated under a normal purchase and normal sales exemption, or are considered to meet other permitted exemptions.
The Company applies hedge accounting to arrangements that qualify for and are designated for hedge accounting treatment. This includes fair value and cash flow hedges and hedges of foreign currency exposures of net investments in foreign operations. Hedge accounting is discontinued prospectively if the hedging relationship ceases to be effective or the hedging or hedged items cease to exist as a result of maturity, expiry, sale, termination, cancellation or exercise.
In a fair value hedging relationship, the carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged risk and these changes are recognized in net income. Changes in the fair value of the hedged item, to the extent that the hedging relationship is effective, are offset by changes in the fair value of the hedging item, which are also recorded in net income. Changes in the fair value of foreign exchange and interest rate fair value hedges are recorded in Interest income and other and Interest expense, respectively. If hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments to the carrying value of the hedged item are amortized to net income over the remaining term of the original hedging relationship.
In a cash flow hedging relationship, the change in the fair value of the hedging derivative is recognized in OCI. When hedge accounting is discontinued, the amounts recognized previously in AOCI are reclassified to Revenues, Interest expense and Interest income and other, as appropriate, during the periods when the variability in cash flows of the hedged item affects net income or as the original hedged item settles. Gains and losses on derivatives are reclassified immediately to net income from AOCI when the hedged item is sold or terminated early, or when it becomes probable that the anticipated transaction will not occur. Termination payments on interest rate derivatives are classified as a financing activity on the Consolidated statement of cash flows.
In hedging the foreign currency exposure of a net investment in a foreign operation, the foreign exchange gains and losses on the hedging instruments are recognized in OCI. The amounts recognized previously in AOCI are reclassified to net income in the event the Company reduces its net investment in a foreign operation.
In some cases, derivatives do not meet the specific criteria for hedge accounting treatment. In these instances, the changes in fair value are recorded in net income in the period of change.
Gains and losses arising from changes in the fair value of derivatives accounted for as part of RRA, including those that qualify for hedge accounting treatment, are refunded or recovered through the tolls charged by the Company. As a result, these gains and losses are deferred as regulatory assets or liabilities and are refunded to or collected from ratepayers in subsequent periods when the derivative settles.
Derivatives embedded in other financial instruments or contracts (host instrument) are recorded as separate derivatives. Embedded derivatives are measured at fair value if their economic characteristics are not clearly and closely related to those of the host instrument, their terms are the same as those of a stand-alone derivative and the total contract is not held for trading or accounted for at fair value. When changes in the fair value of embedded derivatives are measured separately, they are included in net income.

Long-Term Debt Transaction Costs and Issuance Costs
Long-Term Debt Transaction Costs and Issuance Costs
The Company records long-term debt transaction costs and issuance costs as a deduction from the carrying amount of the related debt liability and amortizes these costs using the effective interest method except those related to the Canadian natural gas regulated pipelines, which continue to be amortized on a straight-line basis in accordance with the provisions of regulatory tolling mechanisms.

Guarantees
Guarantees
Upon issuance, the Company records the fair value of certain guarantees entered into by the Company on behalf of a partially-owned entity or by partially-owned entities for which contingent payments may be made. The fair value of these guarantees is estimated by discounting the cash flows that would be incurred by the Company if letters of credit were used in place of the guarantees as appropriate in the circumstances. Guarantees are recorded as an increase to Equity investments or Plant, property and equipment and a corresponding liability is recorded in Other long-term liabilities. The release from the obligation is recognized either over the term of the guarantee or upon expiration or settlement of the guarantee.

Accounting Changes	ACCOUNTING CHANGES
Changes in Accounting Policies for 2020
Measurement of credit losses on financial instruments
In June 2016, the FASB issued new guidance that changes how entities measure credit losses for most financial assets and certain other financial instruments that are not measured at fair value through net income. The new guidance amends the impairment model of financial instruments, basing it on expected losses rather than incurred losses. These expected credit losses will be recognized as an allowance rather than as a direct write-down of the amortized cost basis. The new guidance was effective January 1, 2020 and was applied using a modified retrospective approach. The adoption of this new guidance did not have a material impact on the Company's consolidated financial statements.
Implementation costs of cloud computing arrangements
In August 2018, the FASB issued new guidance requiring an entity in a hosting arrangement that is a service contract to follow the guidance for internal-use software to determine which implementation costs should be capitalized as an asset and which costs should be expensed. The guidance also requires the entity to amortize the capitalized implementation costs of a hosting arrangement over the term of the arrangement. This guidance was effective January 1, 2020 and was applied prospectively. The adoption of this new guidance did not have a material impact on the Company's consolidated financial statements.
Consolidation
In October 2018, the FASB issued new guidance for determining whether fees paid to decision makers and service providers are variable interests for indirect interests held through related parties under common control. This new guidance was effective January 1, 2020 and was applied on a retrospective basis. The adoption of this new guidance did not have an impact on the Company's consolidated financial statements.
Defined benefit plans
In August 2018, the FASB issued new guidance which amends and clarifies disclosure requirements related to defined benefit pension and other post-retirement benefit plans. This new guidance was effective for annual disclosure requirements at December 31, 2020 and applied on a retrospective basis. The adoption of this new guidance, which is limited to disclosures only, did not have a material impact on the Company's consolidated financial statements.
Reference rate reform
In response to the expected cessation of the London Interbank Offered Rate (LIBOR), of which certain rate settings may cease to be published at the end of 2021 with full cessation expected by mid-2023, the FASB issued new optional guidance in March 2020 that eases the potential burden in accounting for such reference rate reform. The new guidance provides optional expedients for contracts and hedging relationships that are affected by reference rate reform if certain criteria are met. Each of the expedients can be applied as of January 1, 2020 through December 31, 2022. For eligible hedging relationships existing as of January 1, 2020 and prospectively, the Company has applied an optional expedient allowing an entity to assume that the hedged forecasted transaction in a cash flow hedge is probable of occurring. The Company is continuing to identify and analyze existing agreements to determine the effect of reference rate reform on its consolidated financial statements. The Company will continue to evaluate the timing and potential impact of adoption for other optional expedients when deemed necessary.
Future Accounting Changes
Income taxes
In December 2019, the FASB issued new guidance that simplified the accounting for income taxes and clarified existing guidance. This new guidance is effective January 1, 2021, and is not expected to have a material impact on the Company's consolidated financial statements.